UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)(Zip code)

James Ash

             Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

            (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

03/31

Date of reporting period: 6/30/12

Item 1.  Schedule of Investments.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
Shares		Value
	COMMON STOCKS - 99.7%
	AEROSPACE-DEFENSE - 2.1%
5,400	United Technologies Corp.	$ 407,862

	AGRICULTURE - 3.3%
18,200	Altria Group, Inc.	628,810

	BANKS - 0.7%
2,700	J.P Morgan Chase & Co.	96,471
1,400	Wells Fargo & Co.	46,816
		143,287
	BEVERAGES - 6.8%
6,000	Coca-Cola Co. (The)	469,140
8,400	Molson Coors Brewing Co.	349,524
7,000	Pepsico, Inc.	494,620
		1,313,284
	CHEMICALS - 2.6%
2,400	Monsanto Co.	198,672
6,800	Potash Corp. Saskatchewan, Inc.	297,092
		495,764
	COMPUTERS - 3.9%
200	Apple, Inc. *	116,800
31,200	Hewlett - Packard Co.	627,432
		744,232
	COSMETICS/PERSONAL CARE - 2.1%
25,100	Avon Products, Inc.	406,871

	ELECTRIC - 7.4%
4,900	Entergy Corp.	332,661
15,200	Exelon Corp.	571,824
18,600	PPL Corp.	517,266
		1,421,751
	FOOD - 4.1%
5,100	General Mills, Inc.	196,554
20,000	Sysco Corp.	596,200
		792,754
	HEALTHCARE-PRODUCTS - 4.2%
2,500	Becton Dickinson & Co.	186,875
11,300	Medtronic, Inc.	437,649
3,400	Stryker Corp.	187,340
		811,864
	HEALTHCARE-SERVICES - 1.8%
8,700	Aetna, Inc.	337,299

	INSURANCE - 0.4%
2,000	Aflac, Inc.	85,180

	INTERNET - 5.1%
1,000	Amazon.com, Inc. *	228,350
1,300	Google, Inc. - Cl. A *	754,091
		982,441
	MACHINERY-DIVERSIFIED - 1.1%
2,200	Cummins, Inc.	213,202

	MEDIA - 1.2%
4,900	DIRECTV *	239,218

	MINING - 1.4%
5,700	Newmont Mining Corp.	276,507

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)(Continued)
Shares		Value
	MISCELLANEOUS - 2.0%
4,300	3M Co.	$ 385,280

	OIL & GAS - 12.3%
5,500	Chevron Texaco Corp.	580,250
7,300	ConocoPhillips	407,924
6,800	Exxon Mobil Corp.	581,876
12,100	Southwestern Energy Co.	386,353
9,300	Total Fina Elf SA - ADR	418,035
		2,374,438
	OIL & GAS SERVICES - 1.2%
5,700	Baker Hughes, Inc.	234,270

	PHARMECEUTICALS - 14.7%
5,400	Abbott Labs	348,138
12,900	Eli Lilly & Co.	553,539
10,600	Johnson & Johnson	716,136
10,900	Merck & Company, Inc.	455,075
16,000	Pfizer, Inc.	368,000
10,000	Teva Pharmaceutical Industries Ltd.	394,400
		2,835,288
	RETAIL - 5.0%
13,800	Wal Mart Stores, Inc.	962,136

	SEMICONDUCTORS - 3.5%
25,600	Intel Corp.	682,240

	SOFTWARE - 4.5%
28,500	Microsoft Corp.	871,815

	TELECOMUNICATIONS - 5.7%
26,100	Cisco Systems, Inc.	448,137
14,600	Verizon Communications, Inc.	648,824
		1,096,961
	TOYS - GAMES - HOBBIES - 2.6%
15,000	Hasbro, Inc.	508,050

	TOTAL COMMON STOCKS
	(Cost - $18,510,243)	19,250,804

	PURCHASED CALL OPTIONS - 0.0%
10	S&P 500 Index
	Expiration December 2012, Exercise Price $152.00 (Cost $5,930)	6,700

	SHORT TERM INVESTMENTS - 4.3%
824,041	Federated Government Obligations Fund 0.0002% ** (Cost $824,041)	824,041

	TOTAL INVESTMENTS - 104.0% (Cost - $19,340,214)(a)	$ 20,081,545
	CALL OPTIONS WRITTEN - (3.9) %	(751,745)
	OTHER LIABILITIES LESS ASSETS - (0.1) %	(23,734)
	NET ASSETS - 100.0%	$ 19,306,066

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)(Continued)

Contracts	SCHEDULE OF CALL OPTIONS WRITTEN - (3.9) %	Value
32	3M Co.
	Expiration January 2013, Exercise Price $87.50	$ 18,880
5	3M Co.
	Expiration January 2013, Exercise Price $92.50	1,600
6	3M Co.
	Expiration January 2014, Exercise Price $97.50	3,102
39	Abbott Labs
	Expiration January 2013, Exercise Price $60.00	19,695
2	Abbott Labs
	Expiration January 2013, Exercise Price $65.00	370
13	Abbott Labs
	Expiration January 2014, Exercise Price $65.00	4,810
29	Aetna, Inc.
	Expiration January 2013, Exercise Price $47.00	2,552
58	Aetna, Inc.
	Expiration January 2013, Exercise Price $50.00	2,900
20	Aflac, Inc.
	Expiration January 2014, Exercise Price $47.00	8,400
40	Altria Group, Inc.
	Expiration January 2013, Exercise Price $32.00	11,960
40	Altria Group, Inc.
	Expiration January 2014, Exercise Price $35.00	8,120
17	Altria Group, Inc.
	Expiration December 2012, Exercise Price $32.00	5,100
4	Amazon.com, Inc.
	Expiration January 2013, Exercise Price $230.00	8,948
4	Amazon.com, Inc.
	Expiration January 2013, Exercise Price $250.00	5,560
2	Amazon.com, Inc.
	Expiration October 2012, Exercise Price $220.00	4,268
2	Apple, Inc.
	Expiration January 2013, Exercise Price $650.00	5,600
100	Avon Products, Inc.
	Expiration January 2013, Exercise Price $22.00	1,000
90	Avon Products, Inc.
	Expiration July 2012, Exercise Price $19.00	900
13	Baker Hughes, Inc.
	Expiration January 2013, Exercise Price $48.00	2,340
12	Baker Hughes, Inc.
	Expiration January 2013, Exercise Price $50.00	1,464
12	Baker Hughes, Inc.
	Expiration October 2012, Exercise Price $48.00	852
12	Baker Hughes, Inc.
	Expiration October 2012, Exercise Price $49.00	648
15	Becton Dickinson & Co.
	Expiration December 2012, Exercise Price $8.00	1,575
15	Chevron Corp.
	Expiration January 2013, Exercise Price $110.00	5,475
23	Chevron Corp.
	Expiration January 2014, Exercise Price $115.00	14,375
10	Chevron Corp.
	Expiration October 2012, Exercise Price $105.00	3,850
50	Cisco Systems, Inc.
	Expiration January 2013, Exercise Price $20.00	1,850
98	Cisco Systems, Inc.
	Expiration January 2014, Exercise Price $20.00	12,250
78	Cisco Systems, Inc.
	Expiration October 2012, Exercise Price $18.00	4,368
45	Coca Cola Co.
	Expiration January 2013, Exercise Price $75.00	20,925

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)(Continued)
Contracts		Value
15	Coca Cola Co.
	Expiration November 2012, Exercise Price $77.50	$ 3,975
31	ConocoPhillips
	Expiration January 2013, Exercise Price $60.00	4,247
30	ConocoPhillips
	Expiration November 2012, Exercise Price $55.00	8,610
12	ConocoPhillips
	Expiration November 2012, Exercise Price $57.50	2,040
11	Cummins, Inc.
	Expiration January 2013, Exercise Price $105.00	6,930
11	Cummins, Inc.
	Expiration January 2014, Exercise Price $110.00	13,750
12	DIRECTV
	Expiration January 2013, Exercise Price $55.00	960
33	DIRECTV
	Expiration September 2012, Exercise Price $50.00	4,653
10	Eli Lilly & Co.
	Expiration January 2013, Exercise Price $40.00	3,900
6	Eli Lilly & Co.
	Expiration January 2013, Exercise Price $44.00	1,212
34	Eli Lilly & Co.
	Expiration January 2013, Exercise Price $45.00	5,780
30	Eli Lilly & Co.
	Expiration July 2012, Exercise Price $41.00	5,550
35	Eli Lilly & Co.
	Expiration October 2012, Exercise Price $42.00	8,750
4	Entergy Corp.
	Expiration January 2013, Exercise Price $70.00	540
8	Entergy Corp.
	Expiration January 2013, Exercise Price $72.50	440
5	Exxon Mobil Corp.
	Expiration January 2013, Exercise Price $85.00	2,250
25	Exxon Mobil Corp.
	Expiration January 2013, Exercise Price $87.50	7,875
13	Exxon Mobil Corp.
	Expiration January 2013, Exercise Price $90.00	2,730
17	Exxon Mobil Corp.
	Expiration October 2012, Exercise Price $85.00	5,780
25	General Mills, Inc.
	Expiration January 2013, Exercise Price $40.00	1,625
26	General Mills, Inc.
	Expiration January 2014, Exercise Price $40.00	4,836
1	Google, Inc. - Cl. A
	Expiration January 2013, Exercise Price $660.00	1,650
9	Google, Inc. - Cl. A
	Expiration January 2013, Exercise Price $670.00	13,140
2	Google, Inc. - Cl. A
	Expiration January 2014, Exercise Price $740.00	6,080
150	Hasbro, Inc.
	Expiration January 2013, Exercise Price $40.00	5,250
30	Hewlett - Packard Co.
	Expiration January 2013, Exercise Price $26.00	990
23	Hewlett - Packard Co.
	Expiration January 2013, Exercise Price $27.00	575
55	Hewlett - Packard Co.
	Expiration November 2012, Exercise Price $26.00	935
10	Intel Corp.
	Expiration January 2013, Exercise Price $25.00	2,630
56	Intel Corp.
	Expiration January 2013, Exercise Price $27.00	8,568

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)(Continued)
Contracts		Value
100	Intel Corp.
	Expiration January 2014, Exercise Price $30.00	$ 17,000
16	Intel Corp.
	Expiration August 2012, Exercise Price $26.00	1,936
7	JP Morgan Chase & Co.
	Expiration January 2013, Exercise Price $38.00	1,526
20	JP Morgan Chase & Co.
	Expiration January 2014, Exercise Price $42.00	5,660
56	Johnson & Johnson
	Expiration January 2014, Exercise Price $72.50	9,800
75	Medtronic, Inc.
	Expiration January 2013, Exercise Price $40.00	12,975
24	Medtronic, Inc.
	Expiration January 2013, Exercise Price $41.00	3,240
14	Medtronic, Inc.
	Expiration January 2014, Exercise Price $45.00	2,604
63	Merck & Company, Inc.
	Expiration January 2013, Exercise Price $40.00	17,829
12	Merck & Company, Inc.
	Expiration January 2013, Exercise Price $41.00	2,544
10	Merck & Company, Inc.
	Expiration October 2012, Exercise Price $40.00	2,400
46	Microsoft Corp.
	Expiration January 2013, Exercise Price $32.00	5,198
65	Microsoft Corp.
	Expiration January 2013, Exercise Price $30.00	14,495
35	Microsoft Corp.
	Expiration January 2013, Exercise Price $35.00	1,715
30	Microsoft Corp.
	Expiration January 2014, Exercise Price $35.00	5,550
15	Microsoft Corp.
	Expiration August 2012, Exercise Price $29.00	2,985
34	Microsoft Corp.
	Expiration October 2012, Exercise Price $31.00	4,080
26	Molson Coors Brewing Co.
	Expiration October 2012, Exercise Price $45.00	1,300
10	Monsanto Co.
	Expiration January 2013, Exercise Price $80.00	7,800
10	Monsanto Co.
	Expiration January 2013, Exercise Price $85.00	5,000
4	Monsanto Co.
	Expiration January 2013, Exercise Price $90.00	1,260
12	Newmont Mining Corp.
	Expiration July 2012, Exercise Price $50.00	900
35	Newmont Mining Corp.
	Expiration December 2012, Exercise Price $48.00	15,085
10	Newmont Mining Corp.
	Expiration December 2012, Exercise Price $52.50	2,360
14	Pepsico, Inc.
	Expiration January 2013, Exercise Price $70.00	3,934
28	Pepsico, Inc.
	Expiration October 2012, Exercise Price $67.50	10,780
50	Pfizer, Inc.
	Expiration September 2012, Exercise Price $23.00	3,150
20	Pfizer, Inc.
	Expiration December 2012, Exercise Price $23.00	1,840
83	Pfizer, Inc.
	Expiration December 2012, Exercise Price $24.00	4,150
39	Potash Corp.
	Expiration January 2013, Exercise Price $48.30	9,360

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)(Continued)
Contracts		Value
14	Potash Corp.
	Expiration January 2014, Exercise Price $50.00	$ 6,370
15	Potash Corp.
	Expiration January 2014, Exercise Price $55.00	4,875
9	PPL Corp.
	Expiration January 2013, Exercise Price $30.00	90
10	S&P 500 Index
	Expiration December 2012, Exercise Price $147.00	16,100
1	S&P 500 Index
	Expiration June 2012, Exercise Price $1500.00	5
42	Southwestern Energy Co.
	Expiration January 2013, Exercise Price $35.00	9,324
20	Southwestern Energy Co.
	Expiration January 2014, Exercise Price $40.00	6,400
15	Southwestern Energy Co.
	Expiration December 2012, Exercise Price $34.00	3,450
44	Southwestern Energy Co.
	Expiration December 2012, Exercise Price $35.00	9,372
9	Stryker Corp.
	Expiration January 2013, Exercise Price $57.50	2,025
25	Stryker Corp.
	Expiration December 2012, Exercise Price $57.50	5,250
56	Sysco Corp.
	Expiration January 2013, Exercise Price $29.00	8,400
40	Sysco Corp.
	Expiration November 2012, Exercise Price $29.00	5,200
9	Teva Pharmaceutical Industries
	Expiration January 2013, Exercise Price $45.00	684
13	Teva Pharmaceutical Industries
	Expiration September 2012, Exercise Price $40.00	2,015
61	Teva Pharmaceutical Industries
	Expiration December 2012, Exercise Price $45.00	3,904
26	Total Fina Elf SA - ADR
	Expiration January 2013, Exercise Price $50.00	2,860
17	Total Fina Elf SA - ADR
	Expiration January 2014, Exercise Price $50.00	5,134
15	Total Fina Elf SA - ADR
	Expiration January 2014, Exercise Price $52.50	3,075
25	Total Fina Elf SA - ADR
	Expiration July 2012, Exercise Price $42.50	6,925
10	Total Fina Elf SA - ADR
	Expiration November 2012, Exercise Price $45.00	2,600
31	United Technologies Corp.
	Expiration January 2013, Exercise Price $82.50	6,138
16	United Technologies Corp.
	Expiration January 2014, Exercise Price $85.00	7,600
7	United Technologies Corp.
	Expiration January 2014, Exercise Price $87.50	2,835
20	Verizon Communications, Inc.
	Expiration January 2013, Exercise Price $41.00	8,100
20	Verizon Communications, Inc.
	Expiration January 2013, Exercise Price $44.00	3,600
106	Verizon Communications, Inc.
	Expiration January 2014, Exercise Price $45.00	29,150
108	Wal Mart Stores, Inc.
	Expiration January 2013, Exercise Price $65.00	66,420
30	Wal Mart Stores, Inc.
	Expiration September 2012, Exercise Price $62.50	21,900
10	Wells Fargo & Co.
	Expiration July 2012, Exercise Price $30.00	3,500

	TOTAL CALL OPTIONS WRITTEN- (Proceeds $676,817)	$ 751,745

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)(Continued)
* Non-income producing securities.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2012.
ADR - American Depository Receipt
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including call options written) is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 1,403,940
	Unrealized depreciation:	(737,537)
	Net unrealized appreciation:	$ 666,403

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund's assets carried at fair value:

Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$ 19,250,804	$ -	$ -	$ 7,258,080
Purchased Call Options		6,700	-	-	6,700
Short Term Investments		824,041	-	-	824,041
	Total	$ 20,081,545	$ -	$ -	$ 20,081,545
Liabilities
Calls Options Written		751,745	-	-	751,745
	Total	$ 751,745	$ -	$ -	$ 751,745

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

8/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

8/29/12

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

8/29/12